Condensed Statements of Changes in Stockholders' Deficit - USD ($)	Common stock [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 128,433	$ 103,541,291	$ (105,881,777)	$ (2,212,053)
Balance (Shares) at Dec. 31, 2018	128,432,478
Issuance of common stock - note conversions (in value)	$ 1,149	67,792	0	$ 68,941
Issuance of common stock - note conversions (in shares)	1,149,016
Issuance of common stock - option exercises (in shares)				1,638,575
Issuance of common stock - warrant exercises (in value)	$ 1,925	238,700	0	$ 240,625
Issuance of common stock - warrant exercises (in shares)	1,925,000
Warrants issued with debt	$ 0	348,443	0	348,443
Debt discount related to beneficial conversion feature	0	348,443	0	348,443
Deemed dividend related to warrant reprice	0	82,566	(82,566)	0
Stock-based compensation expense	0	269,740	0	269,740
Net loss	0	0	(1,404,247)	(1,404,247)
Balance at Dec. 31, 2019	$ 131,507	104,896,975	(107,368,590)	(2,340,108)
Balance (Shares) at Dec. 31, 2019	131,506,494
Issuance of common stock - warrant exercises (in value)	$ 1,935	239,976	0	241,911
Issuance of common stock - warrant exercises (in shares)	1,935,294
Stock-based compensation expense	$ 0	49,839	0	49,839
Net loss	0	0	(386,733)	(386,733)
Balance at Mar. 31, 2020	$ 133,442	105,186,790	(107,755,323)	(2,435,091)
Balance (Shares) at Mar. 31, 2020	133,441,788
Balance at Dec. 31, 2019	$ 131,507	104,896,975	(107,368,590)	(2,340,108)
Balance (Shares) at Dec. 31, 2019	131,506,494
Net loss				(822,894)
Balance at Jun. 30, 2020	$ 133,442	105,333,223	(108,191,484)	(2,724,819)
Balance (Shares) at Jun. 30, 2020	133,441,788
Balance at Dec. 31, 2019	$ 131,507	104,896,975	(107,368,590)	$ (2,340,108)
Balance (Shares) at Dec. 31, 2019	131,506,494
Issuance of common stock - option exercises (in shares)				0
Issuance of common stock - warrant exercises (in value)	$ 1,935	239,976	0	$ 241,911
Issuance of common stock - warrant exercises (in shares)	1,935,294
Warrants issued with debt	$ 0	176,573	0	176,573
Debt discount related to beneficial conversion feature	0	289,045	0	289,045
Stock-based compensation expense	0	332,003	0	332,003
Net loss	0	0	(1,523,368)	(1,523,368)
Balance at Dec. 31, 2020	$ 133,442	105,934,572	(108,891,958)	(2,823,944)
Balance (Shares) at Dec. 31, 2020	133,441,788
Balance at Mar. 31, 2020	$ 133,442	105,186,790	(107,755,323)	(2,435,091)
Balance (Shares) at Mar. 31, 2020	133,441,788
Stock-based compensation expense	$ 0	146,433	0	146,433
Net loss	0	0	(436,161)	(436,161)
Balance at Jun. 30, 2020	$ 133,442	105,333,223	(108,191,484)	(2,724,819)
Balance (Shares) at Jun. 30, 2020	133,441,788
Balance at Dec. 31, 2020	$ 133,442	105,934,572	(108,891,958)	(2,823,944)
Balance (Shares) at Dec. 31, 2020	133,441,788
Issuance of common stock - option exercises (in value)	$ 105	21,945	0	22,050
Issuance of common stock - option exercises (in shares)	105,000
Stock-based compensation expense	$ 0	61,744	0	61,744
Net loss	0	0	(379,692)	(379,692)
Balance at Mar. 31, 2021	$ 133,547	106,018,261	(109,271,650)	(3,119,842)
Balance (Shares) at Mar. 31, 2021	133,546,788
Balance at Dec. 31, 2020	$ 133,442	105,934,572	(108,891,958)	(2,823,944)
Balance (Shares) at Dec. 31, 2020	133,441,788
Net loss				(718,325)
Balance at Jun. 30, 2021	$ 143,447	107,913,605	(109,610,283)	(1,553,231)
Balance (Shares) at Jun. 30, 2021	143,446,788
Balance at Mar. 31, 2021	$ 133,547	106,018,261	(109,271,650)	(3,119,842)
Balance (Shares) at Mar. 31, 2021	133,546,788
Private offering of common stock and warrants, net of issuance costs (in value)	$ 9,900	1,833,600	0	1,843,500
Private offering of common stock and warrants, net of issuance costs (in Shares)	9,900,000
Stock-based compensation expense	$ 0	61,744	0	61,744
Net loss	0	0	(338,633)	(338,633)
Balance at Jun. 30, 2021	$ 143,447	$ 107,913,605	$ (109,610,283)	$ (1,553,231)
Balance (Shares) at Jun. 30, 2021	143,446,788